Acquisitions (Narrative) (Details) - Cultivar Holdings Ltd. [Member]	12 Months Ended
Jan. 31, 2020 CAD ($) Share $ / shares
Disclosure of detailed information about business combination [line items]
Number of shares issued under consideration | Share	6,514,249
Shares issued, price per share | $ / shares	$ 0.21
Consideration value as of acquisition date | $	$ 1,367,992